Short-term Investments	12 Months Ended
Dec. 31, 2013
Short-term Investments
4.	Short-term Investments

Nucor’s short-term investments held as of December 31, 2013 and December 31, 2012 were $28.2 million and $104.2 million, respectively. These investments consisted of certificates of deposit (CDs) and are classified as available-for-sale. The interest rates on the CDs are fixed at inception and interest income is recorded as earned.

No realized or unrealized gains or losses were incurred in 2013, 2012 or 2011.

The contractual maturities of all of the CDs outstanding at December 31, 2013 are in 2014.